CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Allowance for doubtful accounts	¥ 814	¥ 0
Amounts due from related parties, allowance	0	0
Accounts payable	1,317,306	1,951,335
Advance from customers	4,230	42,502
Amount due to related parties	50,123	11,185
Accrued expense and other current liabilities	316,083	252,275
Income tax payables	2,595	27,706
Short-term bank borrowings	358,000	504,671
Deferred tax liabilities	26,909	22,374
Other non-current liabilities	175,053	185,168
Long-term borrowing	726,851	60,000
Non-current operating lease liabilities	¥ 71,117	¥ 116,245
Ordinary shares, authorized | shares	405,462,685
Class A Ordinary Shares
Ordinary shares, authorized | shares	9,800,000,000	9,800,000,000
Ordinary shares, outstanding | shares	133,992,912	128,736,916
Class B Ordinary Shares
Ordinary shares, authorized | shares	200,000,000	200,000,000
Ordinary shares, outstanding | shares	117,208,247	121,408,247
Variable Interest Entities
Accounts payable	¥ 1,314,091	¥ 1,945,731
Advance from customers	2,262	41,312
Amount due to related parties	48,561	892
Accrued expense and other current liabilities	165,181	175,747
Income tax payables	411	27,706
Short-term bank borrowings	303,000	504,671
Deferred tax liabilities	23,006	17,171
Other non-current liabilities	172,735	183,920
Long-term borrowing	254,500	60,000
Non-current operating lease liabilities	¥ 29,435	¥ 48,650